Document and Entity Information	6 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	KNOW LABS, INC.
Document Type	S-1
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Entity Central Index Key	0001074828
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes